DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
DELINQUENT PARTICIPANT CONTRIBUTIONS	DELINQUENT PARTICIPANT CONTRIBUTIONS
As disclosed in the accompanying supplemental schedule, certain employee deferrals were not remitted to the Plan within the timeframe required by the Department of Labor. The Company has determined the amount of related lost earnings and has remitted these amounts to participants’ accounts during the year ended December 31, 2025.